Accounts and Notes Receivable, Net	12 Months Ended
Sep. 30, 2017
Accounts and Notes Receivable, Net [Abstract]
ACCOUNTS AND NOTES RECEIVABLE, NET

NOTE 5. ACCOUNTS AND NOTES RECEIVABLE, NET

Accounts and notes receivable and allowance for doubtful accounts consisted of the following:

	As of September 30, 2017	As of September 30, 2016
	US$(’000)	US$(’000)
Accounts receivable	$3,601	$4,595
Less: allowance for doubtful accounts	(277)	(352)
Accounts receivable, net	3,324	4,243
Notes receivable	75
Total accounts and notes receivable	$3,399	$4,243

An analysis of allowance for the doubtful accounts is as follows:

	As of September 30, 2017	As of September 30, 2016
	US$(’000)	US$(’000)
Balance at the beginning of the year	$(352)	$(369)
Bad debt expense	75	8
Write offs	-	9
Balance at the end of the year	$(277)	$(352)

For the year ended September 30, 2017, the Company made US$0.3 million allowance for doubtful accounts and charged such accounts to bad debt expenses since these accounts receivable was non-collectible. For the year ended September 30, 2016, the Company had made US$0.4 million allowance for doubtful accounts and charged such accounts to bad debt expenses since these accounts receivable were non-collectible.

The Company had$75,000 notes receivable for the year ended September 30, 2017 and there were no notes receivable for the year ended September 30, 2016.

As of September 30, 2017 and 2016, all accounts and notes receivable were due from third party customers.

Any additions, deductions and amounts recovered of the Company’s allowance for doubtful accounts are recorded within general and administration expenses for the respective periods.